Commitments and Contingencies (Details) $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($)
Long-term Purchase Commitment [Line Items]
Prepaid amount which will be used against the contract price of future newbuildings	$ 1,650
Purchase obligations
Payable amounts from July to December 2016	347,819
Payable amounts in 2017	225,594
Total contractual purchase obligation	$ 573,413
Aframax tankers
Long-term Purchase Commitment [Line Items]
Number of vessels under construction	8
LR1 product tankers
Long-term Purchase Commitment [Line Items]
Number of vessels under construction	2
Shuttle tanker
Long-term Purchase Commitment [Line Items]
Number of vessels under construction	1
VLCC tanker
Long-term Purchase Commitment [Line Items]
Number of vessels under construction	1
LNG Carrier
Long-term Purchase Commitment [Line Items]
Number of vessels under construction	1